Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	£ 8,239
Intangible assets and goodwill, ending balance	7,794	£ 8,239
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	15,622	14,863
Additions	1,689	1,160
Disposals	(1,529)	(861)
Exchange and other movements	(1,108)	460
Intangible assets and goodwill, ending balance	14,674	15,622
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(7,383)	(6,802)
Disposals	1,522	861
Amortisation charge	(1,208)	(1,109)
Impairment charge	(345)	(18)
Exchange and other movements	534	(315)
Intangible assets and goodwill, ending balance	(6,880)	(7,383)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,912
Intangible assets and goodwill, ending balance	4,177	3,912
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,737	4,718
Additions	311	0
Disposals	0	0
Exchange and other movements	(13)	19
Intangible assets and goodwill, ending balance	5,035	4,737
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(825)	(825)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	(33)	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(858)	(825)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,432
Intangible assets and goodwill, ending balance	3,225	3,432
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7,627	7,180
Additions	1,203	1,047
Disposals	(1,546)	(774)
Exchange and other movements	(94)	174
Intangible assets and goodwill, ending balance	7,190	7,627
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(4,195)	(3,884)
Disposals	1,546	774
Amortisation charge	(1,050)	(946)
Impairment charge	(309)	(18)
Exchange and other movements	43	(121)
Intangible assets and goodwill, ending balance	(3,965)	(4,195)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	235
Intangible assets and goodwill, ending balance	239	235
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	620	626
Additions	164	18
Disposals	19	(36)
Exchange and other movements	(86)	12
Intangible assets and goodwill, ending balance	717	620
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(385)	(364)
Disposals	(26)	36
Amortisation charge	(69)	(50)
Impairment charge	(3)	0
Exchange and other movements	5	(7)
Intangible assets and goodwill, ending balance	(478)	(385)
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	6	0
Brand | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Additions	7	0
Disposals	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	7	0
Brand | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Disposals	0	0
Amortisation charge	(1)	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, ending balance	(1)	0
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	179
Intangible assets and goodwill, ending balance	131	179
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,654	1,431
Additions	0	76
Disposals	0	(12)
Exchange and other movements	(85)	159
Intangible assets and goodwill, ending balance	1,569	1,654
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,475)	(1,300)
Disposals	0	12
Amortisation charge	(39)	(44)
Impairment charge	0	0
Exchange and other movements	76	(143)
Intangible assets and goodwill, ending balance	(1,438)	(1,475)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	481
Intangible assets and goodwill, ending balance	16	481
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	984	908
Additions	4	19
Disposals	(2)	(39)
Exchange and other movements	(830)	96
Intangible assets and goodwill, ending balance	156	984
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(503)	(429)
Disposals	2	39
Amortisation charge	(49)	(69)
Impairment charge	0	0
Exchange and other movements	410	(44)
Intangible assets and goodwill, ending balance	(140)	£ (503)
Sign on bonus payments to co-brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Decrease through reclassification	£ 412